Post-employment benefits	12 Months Ended
Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment benefits

11. Post-employment benefits

In accordance with the mandatory Swiss pension fund law, all employees of the Company participate in a retirement defined benefit plan. Swiss based pension plans are governed by the Swiss Federal Law on Occupational Retirement, Survivors’ and Disability Pension Plans (the “LPP”), which stipulates that pension plans are to be managed by independent, legally autonomous units. Under the terms of the pension plan, participants are insured against the financial consequences of old age, disability and death. The various insurance benefits are governed by regulations, with the LPP specifying the minimum benefits that are to be provided. The employer and employees pay contributions to the pension plan. In the event the pension plan’s statutory funding falls below a certain level, various measures can be taken to increase funding above such level, such as increasing the current contribution, lowering the interest rate on the retirement account balances or reducing the additional prospective benefits. The employer can also make additional restructuring contributions. Since the risks of death and disability are fully reinsured by an insurance group, the savings plan must be qualified as a defined benefit plan. As required by IAS 19 Employee Benefits, the projected unit credit method has been used in the calculation of present value of the benefit obligations and the related current service cost.

The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance. In 2021, the conversion rate for retirees changed to 6.2% (2020: 6.5%) which has been considered as a plan amendment.

in USD ‘000	2021	2020
Change in defined benefit obligation
Defined benefit obligation at January 1,	(23,248)	(24,705)
Current service cost	(1,701)	(1,864)
Interest cost	(22)	(46)
Net benefits paid	914	4,643
Currency translation effects	805	(2,208)
Remeasurements:
Impact of plan amendment	864	-
Effect of changes in demographic assumptions	-	510
Effect of changes in financial assumptions	991	(418)
Effect in experience assumptions	(246)	840
Defined benefit obligation at December 31,	(21,643)	(23,248)

in USD ‘000	2021	2020
Change in plan assets
Fair value of plan assets at January 1,	15,030	16,759
Interest income	15	31
Employer contributions	699	703
Employee contributions	699	703
Net benefits paid	(914)	(4,643)
Currency translation effects	(517)	1,427
Remeasurements: return on plan assets (excluding interest income)	51	50
Fair value of plan assets at December 31,	15,063	15,030

	Year ended December 31,
in USD ‘000	2021	2020
Components of defined benefit cost
Current service cost	1,701	1,864
Interest expense on defined benefit obligation	22	46
Interest income on plan assets	(15)	(31)
Employee contributions	(699)	(703)
Impact of plan amendment	(864)	-
Total included in staff costs (note 16)	145	1,176

	Year ended December 31,
in USD ‘000	2021	2020
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	-	510
Effect of changes in financial assumptions	991	(418)
Effect in experience assumptions	(246)	840
Return on plan assets (excluding interest income)	51	50
Total remeasurements recognized as other comprehensive loss	796	982
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	(7,041)	(7,837)

	As of December 31,
in USD ‘000	2021	2020
Amounts recognized in the statement of financial position
Defined benefit obligation	(21,643)	(23,248)
Fair value of plan assets	15,063	15,030
Net liability	(6,580)	(8,218)

in USD ‘000	2021	2020
Change in defined benefit liability
Net defined benefit liability at January 1,	(8,218)	(7,946)
Defined benefit cost included in statement of comprehensive loss	(145)	(1,176)
Total remeasurements included in other comprehensive loss	796	982
Employer contributions	699	703
Currency translation effects	288	(781)
Net defined benefit liability at December 31,	(6,580)	(8,218)

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible.

The principal actuarial assumptions used were as follows:

	2021	2020
Discount rate	0.35%	0.10%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2020 G	LPP 2020 G

Sensitivity analysis illustrates the sensitivity of the Group defined benefit obligation at December 31, 2021 by varying the discount rate and the salary increase rate by plus / minus 50 basis points:

in USD ‘000	Discount rate	Discount rate	Salary increase	Salary increase	Rate of pension increase	Rate of pension increase
Sensitivity analysis	plus 50bps	minus 50bps	plus 50bps	minus 50bps	plus 25bps	minus 25bps
Discount rate	0.85%	(0.15)%	0.35%	0.35%	0.35%	0.35%
Salary increase	1.00%	1.00%	1.50%	0.50%	1.00%	1.00%
Rate of pension increases	0.25%	0.25%	0.25%	0.25%	0.50%	0.00%
Defined benefit obligation	(19,850)	(23,704)	(21,696)	(21,592)	(22,173)	(21,141)

Average duration of the defined benefit obligation					2021	2020
Duration in years					17.8	18.7

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately USD 0.7 million.